Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 21 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2016
Revenue	$940,656	$930,133	$925,935	$921,505
Operating income	118,497	124,962	120,147	119,535
Net income	95,709	105,060	107,720	100,842
Basic earnings per share	0.65	0.71	0.72	0.67
Diluted earnings per share	0.64	0.70	0.71	0.66
2015
Revenue	$926,776	$907,897	$902,578	$906,287
Operating income	109,700	126,727	138,000	141,521
Net income	91,130	107,782	116,261	130,990
Basic earnings per share	0.60	0.70	0.75	0.84
Diluted earnings per share	0.59	0.69	0.74	0.83